PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.1%
Asset-Backed Securities 53.3%
Automobiles 1.3%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 144A	9.892%	05/17/32	704	$725,607
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-05A, Class C, 144A	6.850	04/20/28	1,000	1,017,026
Series 2024-01A, Class C, 144A	6.480	06/20/30	700	704,249

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	8.169(c)	12/26/31	1,068	1,082,052
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	585	585,065
Series 2024-SN01, Class D, 144A	6.360	07/16/29	1,000	1,013,573
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class D, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.855(c)	05/20/32	1,226	1,256,271
Series 2024-02, Class D, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.605(c)	10/20/32	1,667	1,677,062

Octane Receivables Trust, Series 2024-RVM01, Class A, 144A	5.010	01/22/46	1,500	1,498,108
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28	900	867,257
Series 2022-01A, Class D, 144A	5.900	12/16/30	1,100	1,102,870
Series 2023-01A, Class D, 144A	7.070	02/14/33	1,000	1,030,750
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	64	63,986
Series 2022-C, Class E, 144A	11.366	12/15/32	55	55,650
Series 2023-A, Class E, 144A	10.068	06/15/33	97	98,277

Santander Bank NA, Series 2021-01A, Class D, 144A	5.004	12/15/31	600	599,783
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27	750	735,644
				14,113,230
Collateralized Loan Obligations 43.8%
AGL CLO Ltd. (Cayman Islands), Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.645(c)	07/21/37	1,000	1,002,915
AIMCO CLO Ltd. (United Kingdom), Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.977(c)	07/20/37	5,000	5,027,510

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
AlbaCore Euro CLO DAC (Ireland), Series 04A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.084%(c)	07/15/35	EUR	4,000	$4,161,359
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class BR3, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.667(c)	04/28/37		3,124	3,149,327
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.582(c)	07/22/37		2,000	2,017,230
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.088(c)	07/15/34		500	500,146
Series 2021-19A, Class B1, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.768(c)	10/15/34		1,075	1,080,194
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	5.951(c)	01/22/38	EUR	1,000	1,045,796
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.783(c)	10/25/38	EUR	5,000	5,179,250
Ares CLO Ltd. (Cayman Islands),
Series 2016-41A, Class BR, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	6.368(c)	04/15/34		1,000	1,002,051
Series 2019-53A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.335(c)	10/24/36		5,000	5,011,386

Ares European CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	3.964(c)	10/15/31	EUR	1,912	1,977,554
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	5.979(c)	07/26/31		336	336,011
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.376(c)	10/23/32		4,000	4,017,030
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.369(c)	01/20/38		8,000	8,025,646

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.306(c)	07/15/30		500	500,816
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.529(c)	04/15/35	EUR	750	771,862
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952(c)	04/18/35		10,000	10,015,261

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands), (cont’d.)
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.027%(c)	10/16/37		2,000	$2,015,594
Series 2022-04A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.397(c)	10/16/37		5,000	5,028,336

Bain Capital Euro CLO DAC (Ireland), Series 2018-02A, Class AR, 144A, 3 Month EURIBOR + 0.740% (Cap N/A, Floor 0.740%)	3.959(c)	01/20/32	EUR	924	955,578
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-14A, Class A1AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.679(c)	07/20/37		7,100	7,144,479
Barings Euro CLO DAC (Ireland),
Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.886(c)	07/25/35	EUR	2,000	2,082,343
Series 2020-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.969(c)	10/21/34	EUR	2,500	2,595,782
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.898(c)	04/24/34	EUR	2,200	2,272,238
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.617(c)	04/20/35		825	828,894
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.617(c)	10/20/35		1,150	1,195,472
Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	8.767(c)	04/20/37		1,250	1,276,013

Bastille Euro CLO DAC (Ireland), Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.295(c)	01/15/39	EUR	7,750	8,027,837
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.964(c)	07/18/30		209	209,495
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.018(c)	07/15/31		1,981	1,983,519
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.066(c)	01/25/35		500	500,483
Series 2018-12A, Class B2R, 144A, 3 Month SOFR + 2.342% (Cap N/A, Floor 2.080%)	6.827(c)	05/17/31		500	500,037
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	03/09/34		2,000	2,002,901
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.076(c)	10/15/37		5,500	5,520,925

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	4.734%(c)	01/15/33	EUR	1,500	$1,556,207
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.456(c)	07/15/37		2,000	2,010,121
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.884(c)	07/15/34	EUR	5,125	5,317,547
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.934(c)	10/15/35	EUR	500	518,027

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.717(c)	01/20/32		1,730	1,732,105
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.773(c)	11/15/31	EUR	846	873,766
CarVal CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.961(c)	10/20/37		8,250	8,281,511
Carysfort Park CLO DAC (Ireland), Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.322(c)	07/28/34	EUR	2,000	2,054,852
Cathedral Lake Ltd. (Cayman Islands), Series 2021-07RA, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.506(c)	01/15/32		3,000	3,004,598
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979(c)	07/20/31		286	285,952
Series 2018-08A, Class DR, 144A, 3 Month SOFR + 4.000% (Cap N/A, Floor 4.000%)	8.656(c)	07/15/37		2,000	2,040,839

CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.234(c)	01/15/34	EUR	1,500	1,553,789
CIFC Funding Ltd., Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	6.057(c)	07/17/37		6,700	6,721,177
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.147(c)	04/20/37		4,000	4,031,786

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897%(c)	01/20/34		3,000	$3,007,186
Series 2020-30A, Class B1R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.417(c)	01/20/34		2,000	1,994,905
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.367(c)	01/20/35		7,000	7,010,322
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.276(c)	01/25/37		2,400	2,439,983
Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	8.826(c)	01/25/37		1,000	1,020,741

Crosthwaite Park CLO DAC (Ireland), Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.486(c)	03/15/34	EUR	1,500	1,546,497
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class B1RR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	4.323(c)	08/15/32	EUR	2,500	2,584,549
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	3.516(c)	09/15/31	EUR	1,925	1,987,371
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.850(c)	05/22/32	EUR	3,796	3,917,818

Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-01A, Class A13R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.168(c)	01/15/34		800	800,301
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class BR2, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.476(c)	01/25/35		3,000	2,999,418
Series 2018-03A, Class CR2, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.926(c)	01/25/35		2,000	2,013,132
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.656(c)	10/15/37		2,500	2,508,809
Series 2021-12A, Class BR, 144A, 3 Month SOFR + 2.170% (Cap N/A, Floor 2.170%)	6.787(c)	04/20/37		1,500	1,511,815
Series 2021-12A, Class D1AR, 144A, 3 Month SOFR + 4.300% (Cap N/A, Floor 4.300%)	8.917(c)	04/20/37		1,500	1,531,165
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	7.706(c)	10/14/35		1,000	1,016,509
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.533(c)	10/20/37		5,000	5,041,935

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Generate CLO Ltd. (Cayman Islands), Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.047%(c)	07/20/37		10,000	$10,032,208
Harvest CLO DAC (Ireland), Series 32A, Class D, 144A, 3 Month EURIBOR + 3.600% (Cap N/A, Floor 3.600%)	7.298(c)	07/25/37	EUR	2,000	2,097,572
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.685(c)	05/27/34	EUR	750	767,938
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.308(c)	07/18/38	EUR	3,000	3,116,655
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.914(c)	01/22/39	EUR	11,000	11,394,350

Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.817(c)	04/28/37		4,000	4,037,986
HPS Loan Management Ltd. (Cayman Islands), Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.786(c)	10/15/30		2,758	2,761,450
ICG Euro CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.984(c)	10/15/34	EUR	1,500	1,548,814
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A2, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 0.000%)	6.709(c)	01/16/33		2,000	2,003,391
Indigo Credit Management DAC (Ireland), Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	5.454(c)	07/15/38	EUR	5,250	5,438,038
Invesco Euro CLO (Ireland), Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.834(c)	07/15/34	EUR	3,250	3,350,168
Invesco Euro CLO DAC (Ireland),
Series 03A, Class DR, 144A, 3 Month EURIBOR + 3.850% (Cap N/A, Floor 3.850%)	7.293(c)	10/30/38	EUR	3,000	3,084,033
Series 04A, Class B1, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.884(c)	04/15/33	EUR	2,000	2,070,069
Series 14A, Class B1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.828(c)	01/15/39	EUR	5,000	5,179,250
Jamestown CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.026(c)	07/15/35		6,250	6,263,386

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands), (cont’d.)
Series 2022-18A, Class DR, 144A, 3 Month SOFR + 3.750% (Cap N/A, Floor 3.750%)	8.376%(c)	07/25/35		3,000	$3,047,270

Jubilee CLO DAC (Ireland), Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.464(c)	04/15/31	EUR	500	511,586
Katayma CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.617(c)	10/20/36		1,000	1,009,689
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.834(c)	07/18/30		208	208,578
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.756(c)	04/15/37		3,000	3,023,109
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.997(c)	10/20/37		5,000	5,016,804

LCM Ltd. (Cayman Islands), Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	6.529(c)	07/20/34		350	350,596
Madison Park Euro Funding DAC (Ireland), Series 13A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.929(c)	01/15/32	EUR	4,426	4,564,290
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.946(c)	10/15/32		1,500	1,501,891
Series 2019-34A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.017(c)	10/16/37		11,500	11,583,825
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.029(c)	07/17/34		750	751,164
Series 2021-39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.382(c)	10/22/34		4,750	4,760,114

Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.973(c)	08/15/37		5,000	5,016,830
Marble Point CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.149(c)	10/17/34		500	500,749
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.750(c)	01/20/38		7,250	7,287,482

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.679%(c)	04/21/31		250	$250,117
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.936(c)	10/23/34		2,500	2,504,314

Monument CLO DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	8.092(c)	05/15/37	EUR	3,000	3,179,524
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.698(c)	07/15/31		750	750,624
Nassau Euro CLO DAC (Ireland), Series 04A, Class D, 144A, 3 Month EURIBOR + 3.950% (Cap N/A, Floor 3.950%)	7.661(c)	07/20/38	EUR	2,000	2,090,913
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.382(c)	10/18/38		5,000	5,031,997
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.397(c)	07/20/37		3,500	3,528,273
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class BRR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.809(c)	09/16/31		2,000	2,023,320
Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	9.309(c)	09/16/31		1,500	1,537,620
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.036(c)	10/15/37		8,000	8,023,917
Series 2024-25A, Class A, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.167(c)	04/20/37		5,000	5,040,872

Ocean Trails CLO Ltd. (United Kingdom), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.156(c)	01/15/37		3,000	3,039,092
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	9.117(c)	04/20/37		1,000	1,021,041
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.017(c)	01/20/35		1,000	1,000,511
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	7.767(c)	01/20/35		1,000	1,005,190

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OZLM Ltd. (Cayman Islands), Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.837%(c)	04/20/33		1,550	$1,550,985
Palmer Square CLO Ltd. (Cayman Islands), Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.967(c)	07/20/37		5,000	5,027,427
Palmer Square European CLO DAC (Ireland), Series 2023-02A, Class B2, 144A	6.700	10/15/36	EUR	1,250	1,297,667
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.879(c)	10/20/31		264	264,569
Penta CLO DAC (Ireland),
Series 2017-03A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.015(c)	04/17/35	EUR	1,000	1,037,350
Series 2023-14A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.252(c)	10/20/37	EUR	3,500	3,625,533
Regatta Funding Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.856(c)	01/15/33		2,000	2,009,806
Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.356(c)	01/15/33		3,000	3,008,731
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.137(c)	01/20/36		1,500	1,501,553
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.292(c)	01/15/38		5,000	5,000,850
Rockford Tower Europe CLO DAC (Ireland),
Series 2018-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.198(c)	04/24/37	EUR	1,000	1,046,109
Series 2018-01A, Class DR, 144A, 3 Month EURIBOR + 4.300% (Cap N/A, Floor 4.300%)	7.398(c)	04/24/37	EUR	1,250	1,314,849
Series 2019-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.886(c)	01/20/38	EUR	3,000	3,107,550
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.469(c)	04/20/34	EUR	2,000	2,055,196

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.766(c)	07/25/31		3,132	3,136,036

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917%(c)	04/20/33		2,566	$2,567,491
Sculptor European CLO DAC (Ireland), Series 07A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.924(c)	01/15/38	EUR	8,000	8,286,261
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.176(c)	04/25/37		3,600	3,615,643
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.978(c)	10/20/37		5,000	5,020,110
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.189(c)	01/21/38		10,000	10,001,720
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.771(c)	07/18/37		5,000	5,016,919

Signal Peak CLO Ltd. (United Kingdom), Series 2022-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.432(c)	07/18/37		2,000	2,004,152
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.037(c)	10/20/37		2,000	2,018,524
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.467(c)	10/20/37		2,000	2,014,355
Series 2020-01A, Class CRR, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.117(c)	10/20/37		6,000	6,066,107

Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.407(c)	01/20/37		1,000	1,003,525
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.949(c)	01/26/31		356	356,212
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.958(c)	10/23/31		1,635	1,636,594

St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	713,993
Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.617(c)	10/20/33		2,000	2,009,510
TCW CLO AMR Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	6.435(c)	08/16/34		5,000	5,023,588

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.467%(c)	10/20/32		1,000	$1,000,453
Tikehau CLO DAC (Ireland), Series 09A, Class CR, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	5.269(c)	01/20/37	EUR	4,000	4,143,301
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.206(c)	01/20/38		3,700	3,700,648
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.132(c)	07/18/37		4,100	4,138,757
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.936(c)	07/25/34	EUR	3,000	3,102,248
Series 08A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	5.229(c)	04/15/35	EUR	2,000	2,077,841

Tralee CLO Ltd. (Cayman Islands), Series 2019-06A, Class B1RR, 144A, 3 Month SOFR + 1.930% (Cap N/A, Floor 1.930%)	6.556(c)	10/25/32		4,500	4,500,889
Trimaran CAVU Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.032(c)	10/22/37		5,000	5,016,504
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.482(c)	10/22/37		2,000	2,006,589

Trinitas CLO Ltd. (Cayman Islands), Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.077(c)	07/20/35		1,000	1,003,311
Trinitas CLO Ltd. (Bermuda), Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.926(c)	04/25/37		2,500	2,528,511
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.178(c)	01/15/32		1,606	1,607,340
Series 2024-49A, Class AJ, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.417(c)	04/20/37		800	804,969
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.856(c)	04/15/33		2,000	2,003,005
Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	8.282(c)	10/18/37		5,000	5,100,662

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A2R2, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	6.418%(c)	10/15/34	500	$500,143
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	8.297(c)	04/16/36	2,000	2,032,480
				471,789,179
Consumer Loans 1.6%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1D, 144A	6.890	02/15/29	1,000	1,010,907
Series 2024-A, Class 1E, 144A	9.170	02/15/29	900	916,855
Series 2024-B, Class D, 144A	5.500	09/15/29	500	494,974
Series 2024-X02, Class D, 144A	6.080	12/17/29	5,200	5,209,593

GreenSky Home Improvement Trust, Series 2024-01, Class A2, 144A	5.880	06/25/59	5,664	5,694,859
OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550	10/14/34	1,180	1,189,298
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,587,120
				17,103,606
Credit Cards 1.0%
Evergreen Credit Card Trust (Canada), Series 2024-CRT04, Class C, 144A	5.640	10/16/28	5,000	4,988,467
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32	5,667	5,664,238
Master Credit Card Trust II (Canada), Series 2022-01A, Class C, 144A	2.270	07/21/26	500	498,142
				11,150,847
Equipment 0.0%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30	500	508,728
Home Equity Loans 3.8%
BRAVO Residential Funding Trust, Series 2024-CES02, Class A2, 144A	5.592	09/25/54	2,400	2,375,511

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
GS Mortgage-Backed Securities Trust,
Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.169%(c)	08/25/54	5,104	$5,125,777
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.069(c)	01/25/55	5,546	5,576,763
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.569(c)	01/25/55	3,600	3,630,836
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.705(c)	05/25/54	705	711,997
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.305(c)	10/20/54	1,800	1,807,282
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	2,640	2,672,858
Series 2024-CES04, Class A1A, 144A	6.147	06/25/44	3,247	3,271,602
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,522	1,549,407
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	3,525	3,555,510
Series 2024-CES03, Class M1, 144A	6.811(cc)	05/25/64	1,100	1,113,723
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	2,832	2,804,815
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	2,289	2,235,327
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	4,855	4,757,654
				41,189,062
Other 1.7%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.948(c)	10/16/28	2,700	2,699,984
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55	437	434,334
Series 2023-04C, Class A, 144A	6.480	03/20/57	903	893,509
Series 2024-01GS, Class A, 144A	6.250	06/20/57	2,203	2,145,532
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A	4.000	09/17/41	1,800	1,684,173
Series 2024-SFR01, Class C, 144A	4.250	09/17/41	2,400	2,237,385

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other (cont’d.)

Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	8.062%(c)	10/16/25		150	$149,518
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.089(c)	12/25/27		5,000	5,022,330
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		233	238,208
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		573	552,463
Series 2024-03A, Class A2, 144A	5.880	10/30/59		2,098	1,987,928
					18,045,364
Residential Mortgage-Backed Securities 0.0%
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.349(c)	03/15/26	EUR	182	140,430
					140,431
Student Loans 0.1%
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	7.319(c)	06/25/47		768	774,298
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		911	258,398
					1,032,696

Total Asset-Backed Securities (cost $576,865,563)					575,073,143
Commercial Mortgage-Backed Securities 28.2%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.100(cc)	05/15/35		520	410,156
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		200	153,752
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		100	74,876

BANK, Series 2021-BN38, Class A1	1.274	12/15/64		438	423,254

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK5,
Series 2023-05YR02, Class XA, IO	0.535%(cc)	07/15/56	49,851	$827,873
Series 2023-05YR03, Class XD, IO, 144A	3.315(cc)	09/15/56	9,000	938,115
Series 2023-05YR04, Class XD, IO, 144A	3.605(cc)	12/15/56	4,500	513,457
Series 2024-5YR11, Class A3	5.893	11/15/57	4,250	4,372,233
Series 2024-5YR12, Class A3	5.902(cc)	12/15/57	10,750	11,073,949
Series 2024-5YR8, Class XD, IO, 144A	2.774(cc)	08/15/57	13,643	1,441,485
Series 2024-5YR9, Class A3	5.614	08/15/57	6,000	6,104,695
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36	100	93,017
Series 2016-ETC, Class C, 144A	3.391	08/14/36	100	90,988
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	215,168
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	1,000	904,217
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	1,000	887,038
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	990	849,331
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.652(c)	10/15/37	7,660	7,683,938
Series 2024-05C25, Class XD, IO, 144A	3.139(cc)	03/15/57	14,404	1,574,488
Series 2024-5C31, Class A3	5.609	12/15/57	18,800	19,180,850
Series 2024-5C31, Class XD, IO, 144A	2.339(cc)	12/15/57	26,275	2,620,327
Series 2024-C24, Class XB, IO	1.331(cc)	02/15/57	5,200	489,203
Benchmark Mortgage Trust,
Series 2024-V06, Class XD, IO	3.260(cc)	03/15/57	8,634	1,008,730
Series 2024-V11, Class A3	5.909(cc)	11/15/57	17,500	18,020,130
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.986(c)	07/15/41	3,900	3,902,438
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.086(c)	08/15/26	5,325	5,353,203
BMO Mortgage Trust,
Series 2023-05C02, Class XD, IO, 144A	2.244(cc)	11/15/56	9,500	697,456
Series 2024-05C03, Class XD, IO, 144A	2.859(cc)	02/15/57	12,604	1,267,289
Series 2024-05C04, Class XD, IO, 144A	2.769(cc)	05/15/57	5,500	524,533
Series 2024-05C05, Class XD, IO, 144A	2.477(cc)	02/15/57	18,900	1,767,793
Series 2024-05C4, Class A3	6.526(cc)	05/15/57	18,000	18,920,567
Series 2024-05C8, Class A3	5.625(cc)	12/15/57	18,800	19,146,172
Series 2024-5C8, Class XD, IO, 144A	2.067(cc)	12/15/57	9,929	879,151

BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.183(cc)	11/05/39	1,630	1,623,659
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)	5.662(c)	09/15/38	355	351,526
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	6.212(c)	09/15/38	3,050	3,020,150

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
BPR Trust, (cont’d.)
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	6.862%(c)	09/15/38		761	$755,411
Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38		2,000	2,049,970
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41		1,200	1,174,359
Series 2024-PMDW, Class XIO, IO, 144A	0.208(cc)	11/05/41		149,625	1,178,342
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 144A, 1 Month SOFR + 0.964% (Cap N/A, Floor 0.850%)	5.361(c)	11/15/38		6,510	6,504,198
Series 2021-ACNT, Class C, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.011(c)	11/15/38		2,005	2,000,317
Series 2021-XL02, Class B, 144A, 1 Month SOFR + 1.112% (Cap N/A, Floor 0.998%)	5.509(c)	10/15/38		4,761	4,748,798
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	7.437(c)	01/17/39		1,010	964,293
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.890(c)	10/15/41		3,000	3,011,250
Series 2024-AIR02, Class B, 144A, 1 Month SOFR + 1.792% (Cap N/A, Floor 1.792%)	6.190(c)	10/15/41		3,100	3,107,750
Series 2024-AIR02, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.639(c)	10/15/41		1,300	1,303,250
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.088(c)	08/15/39		4,100	4,128,225
Series 2024-MDHS, Class C, 144A, 1 Month SOFR + 2.041% (Cap N/A, Floor 2.041%)	6.438(c)	05/15/41		1,612	1,611,091
Series 2024-PURE, Class B, 144A, CAONREPO + 2.500% (Cap N/A, Floor 2.500%)	5.813(c)	11/15/41	CAD	2,000	1,391,837
Series 2024-PURE, Class C, 144A, CAONREPO + 3.050% (Cap N/A, Floor 3.050%)	6.363(c)	11/15/41	CAD	2,000	1,391,828
BX Trust,
Series 2021-LGCY, Class A, 144A, 1 Month SOFR + 0.620% (Cap N/A, Floor 0.506%)	5.017(c)	10/15/36		4,920	4,904,625
Series 2022-LBA06, Class A, 144A, 1 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.397(c)	01/15/39		5,026	5,026,000
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.487(c)	03/15/41		1,800	1,805,560
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.538(c)	07/15/29		6,400	6,420,000
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44		5,000	5,146,929
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44		16,500	483,262

Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 144A	3.304	09/15/37		2,679	2,432,245
CSAIL Commercial Mortgage Trust, Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	30,823

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	6.693%(c)	05/15/35		1,232	$1,219,662
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)	6.754(c)	08/07/30	GBP	117	146,371
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.354(c)	08/07/30	GBP	55	66,370

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35		350	335,591
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.626(cc)	06/10/39		1,830	1,847,265
Series 2024-ELM, Class D15, 144A	6.674(cc)	06/10/39		2,750	2,778,959

Fashion Show Mall LLC, Series 2024-SHOW, Class A, 144A	5.104(cc)	10/10/41		500	492,251
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.615(cc)	11/25/25		969	4,117
Series K058, Class X1, IO	0.901(cc)	08/25/26		3,379	40,583

FREMF Mortgage Trust, Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		90,585	78,718
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	8.062(c)	10/15/36		1,950	1,935,620
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	9.062(c)	10/15/36		140	139,722
Series 2024-RVR, Class B, 144A	5.538(cc)	08/10/41		8,000	7,866,694

ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)	6.642(c)	10/15/39		1,190	1,193,347
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A5	3.934	09/15/47		31	31,276
Series 2015-C33, Class XB, IO	0.361(cc)	12/15/48		1,620	5,789

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		600	186,748
Last Mile Logistics Pan Euro Finance DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.905(c)	08/17/33	EUR	98	101,181
LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.987(c)	06/15/39		3,120	3,119,025

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)	5.312%(c)	04/15/38		710	$709,531
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.112(c)	04/15/38		1,366	1,366,454
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4	3.338	03/15/48		1,000	997,556
Series 2015-C21, Class XB, IO, 144A	0.242(cc)	03/15/48		10,000	100

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 144A, 1 Month SOFR + 1.397% (Cap N/A, Floor 1.397%)	5.797(c)	03/15/39		7,250	7,243,203
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43		4,800	4,802,670
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.211(c)	03/15/36		5,000	4,937,500
Series 2021-PARK, Class B, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.461(c)	03/15/36		1,500	1,458,750
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	5.611(c)	03/15/36		1,000	964,419
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.011(c)	03/15/36		850	811,217
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.261(c)	03/15/36		400	380,653

One New York Plaza Trust, Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.762(c)	01/15/36		600	564,000
OPG Trust, Series 2021-PORT, Class A, 144A, 1 Month SOFR + 0.598% (Cap N/A, Floor 0.484%)	4.996(c)	10/15/36		2,163	2,155,118
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		7,500	7,754,513
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.757(c)	01/23/29	GBP	2,000	2,497,235
SREIT Trust,
Series 2021-IND, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.211(c)	10/15/38		3,100	3,084,500
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)	5.242(c)	11/15/38		9,569	9,559,658
Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	7.136(c)	11/15/38		249	249,399

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Taurus DAC (United Kingdom),
Series 2021-UK01A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.327%(c)	05/17/31	GBP	248	$308,537
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.827(c)	08/17/31	GBP	160	198,416

TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 144A, 1 Month SOFR + 1.992% (Cap N/A, Floor 1.992%)	6.492(c)	12/15/39		4,920	4,916,887
UK Logistics DAC (United Kingdom), Series 2024-01A, Class B, 144A, SONIA + 2.550% (Cap N/A, Floor 2.550%)	7.277(c)	05/17/34	GBP	1,850	2,321,344
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.638(c)	11/15/41		4,000	4,004,995
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.337(c)	11/15/41		4,000	4,003,745
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.400(cc)	12/15/48		6,400	22,942
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.912(c)	05/15/31		1,100	1,070,052
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.012(c)	05/15/31		690	668,168
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.012(c)	05/15/31		1,000	956,172
Series 2024-01CHI, Class D, 144A	6.708(cc)	07/15/35		3,200	3,207,152
Series 2024-01CHI, Class E, 144A	7.574(cc)	07/15/35		3,500	3,506,522
Series 2024-5C1, Class XD, IO, 144A	2.633(cc)	07/15/57		13,169	1,335,051
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.688(c)	10/15/41		2,850	2,857,206
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.337(c)	10/15/41		4,650	4,661,393

Total Commercial Mortgage-Backed Securities (cost $305,244,752)					304,139,917
Corporate Bonds 0.0%
Media
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)(x)		75	86
Sec’d. Notes, 144A	5.375	08/15/26(d)(x)		250	556

Total Corporate Bonds (cost $90,362)					642

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 0.1%
Auto Parts & Equipment 0.1%
Tenneco, Inc., Term B Loan, 1 Month SOFR + 5.000%	9.621%(c)	11/17/28	350	$338,844
Electric 0.0%
Heritage Power LLC, Term Loan, 1 Month SOFR + 5.500%^	11.604(c)	07/20/28	14	13,783
Entertainment 0.0%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.500%	9.979(c)	02/10/27	290	189,289
Media 0.0%
Diamond Sports Group LLC,
Dip Term Loan	10.000	01/14/25	48	51,136
First Lien Term Loan, 1 Month SOFR + 8.000%	14.653(c)	05/25/26	5	4,365
Second Lien Term Loan	8.175	08/24/26	459	1,164
				56,665

Total Floating Rate and Other Loans (cost $917,842)				598,581
Residential Mortgage-Backed Securities 11.8%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.535(c)	07/01/26	444	444,065
Bellemeade Re Ltd.,
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.269(c)	01/26/32	510	523,700
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.200%)	6.719(c)	08/25/34	1,000	1,002,706
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.769(c)	08/25/34	2,000	2,021,944

CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	3,758	3,657,068
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A2, 144A	4.225(cc)	02/25/63	593	496,004
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	180	132,417
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	43,207

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Citigroup Mortgage Loan Trust, (cont’d.)
Series 2024-RP02, Class B3, PO, 144A	11.746%(s)	02/25/63	165	$19,169
Series 2024-RP02, Class B4, PO, 144A	15.505(s)	02/25/63	299	23,306
Series 2024-RP02, Class M1, 144A	3.312(cc)	02/25/63	399	324,344
Series 2024-RP02, Class M2, 144A	0.000(cc)	02/25/63	304	238,306
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	14	11,746
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	9,404	11,197
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.669(c)	10/25/41	650	668,044
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.819(c)	03/25/42	3,000	3,305,670
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.819(c)	03/25/42	620	666,364
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.360(c)	06/25/42	5,800	6,487,225
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	10.169(c)	07/25/42	3,520	3,843,096
Series 2023-R01, Class 1M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	8.310(c)	12/25/42	120	128,043
Series 2023-R02, Class 1B1, 144A, 30 Day Average SOFR + 5.550% (Cap N/A, Floor 0.000%)	10.119(c)	01/25/43	8,000	8,775,730
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.660(c)	06/25/43	600	632,144
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	7.269(c)	07/25/43	730	758,388
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	6.269(c)	07/25/44	1,750	1,756,873
Series 2024-R06, Class 1B1, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.619(c)	09/25/44	2,300	2,316,979

Eagle Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.560(c)	09/26/33	323	324,039

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

EFMT, Series 2024-CES01, Class A2, 144A^	5.796%	01/26/60		4,685	$4,684,887
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.569(c)	12/25/50		750	811,105
Series 2022-DNA03, Class M2, 144A, 30 Day Average SOFR + 4.350% (Cap N/A, Floor 0.000%)	8.919(c)	04/25/42		7,000	7,458,984
Series 2022-DNA05, Class M2, 144A, 30 Day Average SOFR + 6.750% (Cap N/A, Floor 0.000%)	11.484(c)	06/25/42		6,500	7,303,791

Kinbane DAC (Ireland), Series 2024-RPL2A, Class C, 144A, 1 Month EURIBOR + 2.650% (Cap N/A, Floor 0.000%)	5.739(c)	01/24/63	EUR	1,900	1,967,578
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59		406	406,262
Series 2021-SL02, Class A, 144A	4.875	10/25/68		406	404,603
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		7,733	7,750,530
Series 2024-RTL05, Class A1, 144A	5.323	09/25/39		4,000	3,961,547

Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	2.750	08/04/25		9,000	9,005,319
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.992(c)	05/26/66	EUR	3,535	3,530,512
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.469(c)	04/25/34		800	811,426
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.069(c)	05/25/33		3,709	3,754,402
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.910(c)	03/29/27		4,663	4,708,584
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.669(c)	09/27/28		2,200	2,205,559

PRPM, Series 2024-03, Class A1, 144A	6.994	05/25/29		3,513	3,521,341
PRPM LLC,
Series 2024-04, Class A1, 144A	6.414	08/25/29		2,382	2,388,070
Series 2024-05, Class A1, 144A	5.689	09/25/29		1,972	1,964,691
Series 2024-06, Class A1, 144A	5.699	11/25/29		2,534	2,534,418

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
PRPM LLC, (cont’d.)
Series 2024-RCF06, Class A3, 144A	4.000%	10/25/54	700	$637,831
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.269(c)	11/25/31	229	234,303
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.260(c)	07/25/33	391	394,116
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.560(c)	09/25/34	1,227	1,228,135
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.460(c)	09/25/34	2,900	2,920,840
RCKT Mortgage Trust,
Series 2024-CES08, Class A2, 144A	5.659	11/25/44	4,700	4,681,802
Series 2024-CES08, Class A3, 144A	5.908	11/25/44	1,900	1,896,760
Series 2024-CES09, Class A2, 144A^	5.830	12/25/44	6,700	6,699,806

Towd Point Mortgage Trust, Series 2023-CES01, Class A1A, 144A	6.750(cc)	07/25/63	994	1,003,444

Total Residential Mortgage-Backed Securities (cost $127,310,139)				127,482,420
U.S. Treasury Obligations 0.2%
U.S. Treasury Notes	3.500	09/30/26	250	246,894
U.S. Treasury Notes	4.250	11/30/26	1,700	1,699,934

Total U.S. Treasury Obligations (cost $1,951,037)				1,946,828

	Shares
Affiliated Exchange-Traded Fund 2.5%
PGIM AAA CLO ETF (cost $26,826,250)(wa)		525,000	26,880,000
Common Stocks 0.0%
Oil, Gas & Consumable Fuels
Heritage Power LLC*^	1,852	96,304
Heritage Power LLC*^	81	4,212

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Heritage Power LLC*^	2,132	$1,066

Total Long-Term Investments (cost $1,039,226,199)		1,036,223,113

Short-Term Investments 3.8%
Affiliated Mutual Fund 3.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.604%) (cost $40,395,772)(wa)	40,395,772	40,395,772

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 0.1%
U.S. Treasury Bills	3.978%	09/04/25	200	194,483

U.S. Treasury Bills	4.223	11/28/25	600	578,213

U.S. Treasury Bills	4.373	05/01/25	200	197,251

Total U.S. Treasury Obligations (cost $969,546)				969,947

Total Short-Term Investments (cost $41,365,318)				41,365,719

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.9% (cost $1,080,591,517)				1,077,588,832
Other assets in excess of liabilities(z) 0.1%				854,386

Net Assets 100.0%				$1,078,443,218

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CAD—Canadian Dollar
EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CITI—Citibank, N.A.

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
M—Monthly payment frequency for swaps
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PO—Principal Only
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $21,103,779 and 2.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A, 6.625%, 08/15/27(d)	01/23/20	$72,188	$86	0.0%
Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A, 5.375%, 08/15/26(d)	01/31/24	17,188	556	0.0
Total		$89,376	$642	0.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Futures contracts outstanding at December 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
330	2 Year U.S. Treasury Notes	Mar. 2025	$67,851,094	$30,129
7	5 Year Euro-Bobl	Mar. 2025	854,597	11,285
1,590	5 Year U.S. Treasury Notes	Mar. 2025	169,024,457	1,521,729
5	10 Year Euro-Bund	Mar. 2025	691,119	18,309
68	10 Year U.S. Treasury Notes	Mar. 2025	7,395,000	113,891
15	10 Year U.S. Ultra Treasury Notes	Mar. 2025	1,669,688	22,128
16	20 Year U.S. Treasury Bonds	Mar. 2025	1,821,500	39,068
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	237,813	9,060
1	Euro Schatz Index	Mar. 2025	110,820	476
				$1,766,075
Forward foreign currency exchange contracts outstanding at December 31, 2024:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/10/25	BARC	GBP	4,177	$5,228,576	$5,229,008	$—	$(432)
Canadian Dollar,
Expiring 01/10/25	CITI	CAD	4,000	2,864,895	2,783,719	81,176	—
Euro,
Expiring 01/10/25	BARC	EUR	4,991	5,195,914	5,172,225	23,689	—
Expiring 01/10/25	BARC	EUR	1,037	1,097,389	1,074,884	22,505	—
Expiring 01/10/25	BNYM	EUR	7,347	7,718,284	7,613,496	104,788	—
Expiring 01/10/25	BOA	EUR	7,632	8,020,288	7,908,551	111,737	—
Expiring 01/10/25	JPM	EUR	92,402	97,140,252	95,752,674	1,387,578	—
Expiring 01/10/25	SCB	EUR	3,805	4,029,504	3,943,114	86,390	—
Expiring 01/10/25	SSB	EUR	4,994	5,210,004	5,175,605	34,399	—
				$136,505,106	$134,653,276	$1,852,262	$(432)
Credit default swap agreement outstanding at December 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	9,897	*	$13,906	$(692)	$14,598	GSI

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Credit default swap agreement outstanding at December 31, 2024 (continued):
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2024
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,135	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.490%	$—	$(7,002)	$(7,002)

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at December 31, 2024 (continued)
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
5,215	05/13/27	4.497%(A)	1 Day SOFR(1)(A)/ 4.490%	$(1,662)	$(26,905)	$(25,243)
3,245	05/13/29	4.253%(A)	1 Day SOFR(2)(A)/ 4.490%	3,449	7,602	4,153
				$1,787	$(26,305)	$(28,092)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).